ACQUISITION AND DISPOSITIONS (Details) CAD in Millions, $ in Millions			1 Months Ended	3 Months Ended	6 Months Ended
	Mar. 01, 2014 USD ($)	Mar. 01, 2014 CAD	May. 31, 2015 CAD	Jun. 30, 2015 CAD	Jun. 30, 2015 CAD	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CAD	Dec. 31, 2014
Acquisitions and Dispositions
Gain on disposition (Note 6)				CAD 29	CAD 34		CAD 16
Enbridge Offshore Pipelines
Acquisitions and Dispositions
Cash proceeds from sale of assets	$ 10	CAD 11
Gain resulted from the cash proceeds and disposition of net liabilities held for sale						$ 63	70
Amount of disposition of net liabilities held for sale						$ 53	59
Revenues presented as discontinued operations							CAD 4
Other Dispositions
Acquisitions and Dispositions
Cash proceeds from sale of assets			CAD 26
Gain on disposition (Note 6)			CAD 22
Magic Valley and Wildcat Wind Farms
Acquisitions and Dispositions
Ownership interest acquired (as a percent)								80.00%